Fair value measurement - Schedule of assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	£ 4,399	£ 6,429
Financial liabilities	(913)	(1,202)
Total	3,486	5,227
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	2,635	5,156
Financial liabilities	0	0
Total	2,635	5,156
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	1,277	830
Financial liabilities	(811)	(1,082)
Total	466	(252)
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	487	443
Financial liabilities	(102)	(120)
Total	385	323	£ 336	£ 406
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(845)	(1,138)
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(755)	(1,043)
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(90)	(95)
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(68)	(64)
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(56)	(39)
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(12)	(25)
Investments held at fair value through profit and loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	3,041	5,563
Investments held at fair value through profit and loss | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	2,635	5,156
Investments held at fair value through profit and loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	0	0
Investments held at fair value through profit and loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	406	407
Investments held at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	382	384
Investments held at fair value through other comprehensive income | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	0	0
Investments held at fair value through other comprehensive income | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	382	384
Investments held at fair value through other comprehensive income | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	0	0
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	851	375
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	822	344
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	29	31
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	125	107
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	73	102
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	£ 52	£ 5